Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	2,119,740	3,031,462	3,889,092	2,289,482
Other current assets	579,570	807,666
Total current assets	6,352,033	7,150,379
Investments in subsidiaries	48,802	50,910
Total assets	11,881,694	13,132,466
Current liabilities:
Convertible notes		708,548
Derivatives liabilities - warrants	31,106
Interest payable		4,123
Total current liabilities	5,040,884	5,888,539
Derivatives liabilities - warrants	154,259
Total liabilities	7,177,615	8,239,642
Shareholders' equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 199,863,607 and 227,499,837 shares issued and outstanding as of December 31, 2012 and December 31, 2013)	170	153
Additional paid-in capital	5,327,177	5,135,587
Accumulated deficit	(1,123,724)	(656,545)
Accumulated other comprehensive gain/(loss)	6,489	(3,018)
Total shareholders' equity attributable to JA Solar Holdings	4,620,262	4,892,824	6,548,669	6,680,156
Total liabilities and shareholders' equity	11,881,694	13,132,466
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	34,293	17,011	77,009	28,024
Other receivable from subsidiaries	244,772	252,326
Other current assets	3,631	16,155
Total current assets	282,696	285,492
Investments in subsidiaries	2,579,236	2,809,195
Amount due from subsidiaries	2,557,138	2,771,785
Total assets	5,419,070	5,866,472
Current liabilities:
Other payables to subsidiaries and employees	7,788	6,572
Accrued and other liabilities	3,611	14,589
Convertible notes		708,548
Derivatives liabilities - warrants	31,106
Interest payable		4,123
Total current liabilities	42,505	733,832
Long-term amount due to subsidiaries	602,044	239,816
Derivatives liabilities - warrants	154,259
Total liabilities	798,808	973,648
Shareholders' equity :
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 199,863,607 and 227,499,837 shares issued and outstanding as of December 31, 2012 and December 31, 2013)	170	153
Additional paid-in capital	5,327,177	5,135,587
Accumulated deficit	(713,574)	(239,898)
Accumulated other comprehensive gain/(loss)	6,489	(3,018)
Total shareholders' equity attributable to JA Solar Holdings	4,620,262	4,892,824
Total liabilities and shareholders' equity	5,419,070	5,866,472